Earnings Per Share Amounts	12 Months Ended
Mar. 31, 2012
Earnings Per Share Amounts [Abstract]
Earnings per share amounts

15. Earnings per share amounts

	Year ended March 31,
	2012	2011	2010
Net income for basic and diluted earnings per share available to common shareholders	$31,780	$69,355	$142,032

Weighted-average number of shares outstanding—basic	122,726,275	130,775,288	176,322,584
Effect of dilutive securities—stock–based compensation	643,768	—	—

Weighted–average number of shares outstanding—diluted	123,370,043	130,775,288	176,322,584

Earnings per share
Basic	$0.26	$0.53	$0.81
Diluted	$0.26	$0.53	$0.81

The weighted-average number of shares outstanding for the year ended March 31, 2012 reflects Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from April 1, 2011 to March 31, 2012. Options to purchase 3,000,657 Class A Subordinate Voting Shares were outstanding at March 31, 2012. During the year ended March 31, 2012, 375,959 options had an exercise price lower than the weighted-average trading price of underlying Class A Subordinate Voting Shares and are included in the calculation of diluted earnings per share. All other options were excluded from the computation of diluted earnings per share because their exercise prices exceeded the trading price of the underlying Class A Subordinate Voting Shares during the year ended March 31, 2012. Diluted earnings per share includes the dilutive impact of outstanding DSUs and RSUs for the year ended March 31, 2012.

The weighted average number of shares outstanding for the year ended March 31, 2011 reflects voting common shares and non-voting shares outstanding on a pro-rata basis from April 1, 2010 to June 8, 2010, the date of the 2010 Reorganization and Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from June 9, 2010 to March 31, 2011, after giving retroactive effect to the one-for-two reverse share split effected June 24, 2010 for the Class A Subordinate Voting Shares and the Class B Shares. Options to purchase 1,416,000 Class A Subordinate Voting Shares were outstanding at March 31, 2011 of which 137,000 options had an exercise price lower than the weighted-average trading price of underlying Class A Subordinate Voting Shares during the year ended March 31, 2011. These options were excluded from the calculation of diluted earnings per share because the combined exercise price and unamortized fair value is greater than the average trading price of the Class A Subordinate Voting shares for the year ended March 31, 2011 and therefore their inclusion would have been anti-dilutive. All other options were excluded from the computation of diluted earnings per share because their exercise prices exceeded the trading price of the underlying Class A Subordinate Voting Shares during the year ended March 31, 2011.

The weighted-average number of shares outstanding for the year ended March 31, 2010 reflects voting and non-voting common shares.